Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Nov. 02, 2015
Supplement [Text Block]	nftii_SupplementTextBlock
LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Emerging Markets Opportunities Fund, dated April 1, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$550	$903	$1,279	$2,334

LOOMIS SAYLES STRATEGIC ALPHA FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Strategic Alpha Fund and the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Strategic Alpha Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$760	$1,005	$1,708

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/15/10)
Class A - Return Before Taxes[1]	-2.14%	1.70%
Return After Taxes on Distributions[1]	-3.42%	0.64%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-1.15%	0.90%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

McDonnell Intermediate Municipal Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 3.00%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$369	$583	$862	$1,659

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/31/12)
Class A - Return Before Taxes[1]	2.85%	0.06%
Return After Taxes on Distributions[1]	2.85%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.13%	0.29%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.50% to 3.00% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 3.00%.

Loomis Sayles Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock
LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Emerging Markets Opportunities Fund, dated April 1, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$550	$903	$1,279	$2,334

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Loomis Sayles Emerging Markets Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 550
3 years	rr_ExpenseExampleYear03	903
5 years	rr_ExpenseExampleYear05	1,279
10 years	rr_ExpenseExampleYear10	$ 2,334
Loomis Sayles Strategic Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock
LOOMIS SAYLES STRATEGIC ALPHA FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Strategic Alpha Fund and the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Strategic Alpha Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$760	$1,005	$1,708

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/15/10)
Class A - Return Before Taxes[1]	-2.14%	1.70%
Return After Taxes on Distributions[1]	-3.42%	0.64%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-1.15%	0.90%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Annual Fund Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Strategic Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 532
3 years	rr_ExpenseExampleYear03	760
5 years	rr_ExpenseExampleYear05	1,005
10 years	rr_ExpenseExampleYear10	$ 1,708
Past 1 Year	rr_AverageAnnualReturnYear01	(2.14%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010	[1]
Loomis Sayles Strategic Alpha Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.42%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010	[1]
Loomis Sayles Strategic Alpha Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.15%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010	[1]
McDonnell Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock
LOOMIS SAYLES STRATEGIC ALPHA FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Strategic Alpha Fund and the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

McDonnell Intermediate Municipal Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 3.00%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$369	$583	$862	$1,659

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Annual Fund Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (12/31/12)
Class A - Return Before Taxes[1]	2.85%	0.06%
Return After Taxes on Distributions[1]	2.85%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.13%	0.29%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.50% to 3.00% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 3.00%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Annual Fund Annual Total Returns (for the periods ended December 31, 2014)
McDonnell Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
1 year	rr_ExpenseExampleYear01	$ 369
3 years	rr_ExpenseExampleYear03	583
5 years	rr_ExpenseExampleYear05	862
10 years	rr_ExpenseExampleYear10	$ 1,659
Past 1 Year	rr_AverageAnnualReturnYear01	2.85%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[2]
McDonnell Intermediate Municipal Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.85%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[2]
McDonnell Intermediate Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.13%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[2]

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.
[2]	The maximum sales charge on purchases of Class A shares was reduced from 3.50% to 3.00% on November 2, 2015. The Fund's returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 3.00%.